Subsequent Events - Additional Information (Detail)				12 Months Ended
	Feb. 28, 2023 $ / shares shares	Feb. 21, 2023 shares $ / shares	Oct. 02, 2020 shares	Dec. 31, 2022 shares kr / shares	Dec. 31, 2021 shares kr / shares	Dec. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding			25,962,800
Number of shares issued				81,106,631	71,756,399
Incentive Subscription Rights [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding				19,342,900	21,885,200
Weighted average exercise price of share options exercised in share-based payment arrangement | kr / shares				kr 0.29	kr 1.33
Number of shares issued				81,106,631	71,756,399	56,344,093
Major Share Based Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding	2,648,336
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.71
Major Share Based Transactions [Member] | Incentive Subscription Rights [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding		1,423,800
Weighted average exercise price of subscription rights | $ / shares		$ 0.72
Share-based Payment Award, vesting percentage		25.00%
Sharebased Payment Award Expiration Date		May 15, 2027
Number of shares issued		82,065,247